UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05346

Putnam Variable Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander V. Kymn, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Putnam VT Mortgage Securities Fund
Class IA
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IA1	$25	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,330,489
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	367
Portfolio Turnover Rate	494%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 1	38988-STSIA-0826

Putnam VT Mortgage Securities Fund
Class IB
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Putnam VT Mortgage Securities Fund for the period January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IB1	$38	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$25,330,489
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	367
Portfolio Turnover Rate	494%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam VT Mortgage Securities Fund	PAGE 1	38988-STSIB-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
Putnam
VT Mortgage
Securities Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Changes In and Disagreements with Accountants 35
Results of Meeting(s) of Shareholders 35
Remuneration Paid to Directors, Officers and Others 35
Board Approval of Management and Subadvisory Agreements 35

Putnam Variable Trust
Financial Highlights
Putnam VT Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IA
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.23 $6.23 $6.37 $7.17 $8.74 $9.05
Income from investment operations
a
:
Net investment income
b
............. 0.16 0.38 0.46 0.44 0.42 0.40
Net realized and unrealized gains (losses) 0.09 0.18 (0.16) (0.10) (1.23) (0.71)
Total from investment operations ........ 0.25 0.56 0.30 0.34 (0.81) (0.31)
Less distributions from:
Net investment income .............. (0.43) (0.56) (0.44) (1.14) (0.76) —
Net asset value, end of period .......... $6.05 $6.23 $6.23 $6.37 $7.17 $8.74
Total return
c
....................... 4.15% 9.39% 4.97% 5.58% (9.95)% (3.43)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.14% 1.00% 0.84% 1.03% 0.93% 0.78%
Expenses net of waiver and payments by
affiliates .......................... 0.50% 0.50%
e
0.50%
e
0.50%
e
0.50%
e
0.50%
e
Net investment income ............... 5.13% 6.20% 7.33% 7.01% 5.41% 4.44%
Supplemental data
Net assets , end of period (000’s) ........ $12,768 $12,988 $13,913 $14,760 $16,054 $20,386
Portfolio turnover rate ................ 494% 871% 1580% 1865% 1110% 904%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Financial Highlights
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2026
(unaudited)
Year Ended December 31,
2025 2024 2023 2022 2021
Class IB
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $6.20 $6.20 $6.34 $7.14 $8.69 $9.02
Income from investment operations
a
:
Net investment income
b
............. 0.15 0.36 0.44 0.43 0.40 0.38
Net realized and unrealized gains (losses) 0.09 0.18 (0.15) (0.11) (1.21) (0.71)
Total from investment operations ........ 0.24 0.54 0.29 0.32 (0.81) (0.33)
Less distributions from:
Net investment income .............. (0.41) (0.54) (0.43) (1.12) (0.74) —
Net asset value, end of period .......... $6.03 $6.20 $6.20 $6.34 $7.14 $8.69
Total return
c
....................... 4.05% 9.09% 4.76% 5.27% (10.07)% (3.66)%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.39% 1.24% 1.09% 1.28% 1.18% 1.03%
Expenses net of waiver and payments by
affiliates .......................... 0.75% 0.75%
e
0.75%
e
0.75%
e
0.75%
e
0.75%
e
Net investment income ............... 4.88% 5.95% 7.14% 6.76% 5.16% 4.19%
Supplemental data
Net assets , end of period (000’s) ........ $12,563 $12,757 $13,381 $14,095 $14,627 $20,425
Portfolio turnover rate ................ 494% 871% 1580% 1865% 1110% 904%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Putnam Variable Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Variable Trust
Schedule of Investments (unaudited), June 30, 2026
Putnam VT Mortgage Securities Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Asset-Backed Securities 5.0%
Financial Services 5.0%
a,b
Aligned Data Centers Issuer LLC , 2026-1A , A2I , 144A, 5.909% , 6/15/56 ..........
$ 126,000 $ 126,639
Bayview Financial Mortgage Pass-Through Trust , 2006-C , 1A3 , 6.528% , 11/28/36 ...
45,145 45,125
c
Carrington Mortgage Loan Trust , 2006-NC2 , A4 , FRN , 4.243% , ( 1-month SOFR +
0.594% ), 6/25/36 .................................................. 200,301 195,996
c
CWABS, Inc. Asset-Backed Certificates Trust , 2007-10 , 1A1 , FRN , 3.943% , ( 1-month
SOFR + 0.294% ), 6/25/47 ........................................... 131,264 124,115
c
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE9 , M2 , FRN , 4.693% , ( 1-month
SOFR + 1.044% ), 11/25/34 .......................................... 578 574
a
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
100,000 82,663
a
PRET LLC ,
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................................. 97,965 97,164
b
2026-RN2, A1, 144A, 5.77%, 7/25/56 ................................... 100,000 100,281
a
PRET Trust , 2026-RN1 , A1 , 144A, 5.668% , 6/25/66 ..........................
98,539 98,664
a,c
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.042% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 105,739 105,742
a
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
100,000 99,221
a
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
65,000 64,006
a,d
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
29,572 28,256
a
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
87,430 86,833
1,255,279
a a a a a
Total Asset-Backed Securities (Cost $1,241,416) ................................
1,255,279
Commercial Mortgage-Backed Securities 27.9%
Financial Services 27.9%
BANK ,
e
2019-BN19, C, FRN, 4.165%, 8/15/61 .................................. 18,000 13,519
a
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 59,000 50,868
e,f
2024-BNK48, XA, IO, FRN, 1.347%, 10/15/57 ............................ 761,723 57,034
e,f
2020-BN26, XA, IO, FRN, 1.305%, 3/15/63 .............................. 958,247 29,990
e
BANK5 Trust ,
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................................. 48,000 48,145
f
2024-5YR10, XA, IO, FRN, 1.399%, 10/15/57 ............................. 1,178,286 39,026
a
Barclays Commercial Mortgage Trust ,
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 111,000 60,441
e
2019-C5, F, 144A, FRN, 2.665%, 11/15/52 ............................... 80,000 47,434
e,f
BBCMS Mortgage Trust ,
2024-5C29, XA, IO, FRN, 1.819%, 9/15/57 ............................... 1,455,112 63,734
2025-C32, XA, IO, FRN, 1.343%, 2/15/62 ................................ 989,766 75,810
Benchmark Mortgage Trust ,
e
2018-B2, B, FRN, 4.432%, 2/15/51 ..................................... 50,000 40,268
e
2018-B1, C, FRN, 4.34%, 1/15/51 ..................................... 49,000 40,561
a
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 105,000 41,838
a,e
2018-B3, D, 144A, FRN, 3.196%, 4/10/51 ............................... 89,000 60,438
a
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 115,000 61,740
a
2019-B13, D, 144A, 2.5%, 8/15/57 ..................................... 105,000 64,973
a
2025-V18, D, 144A, 4.5%, 10/15/58 .................................... 74,000 62,765
a,e
2018-B1, E, 144A, FRN, 3%, 1/15/51 ................................... 108,000 24,206
e,f
2024-V10, XA, IO, FRN, 1.522%, 9/15/57 ................................ 1,157,855 41,511
e,f
2019-B15, XA, IO, FRN, 0.915%, 12/15/72 ............................... 1,072,775 24,030
a,e,f
2025-V18, XD, IO, 144A, FRN, 2.164%, 10/15/58 .......................... 1,000,000 72,879
a,e
BWAY Mortgage Trust ,
2022-26BW, E, 144A, FRN, 5.029%, 2/10/44 ............................. 100,000 55,876

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
BWAY Mortgage Trust, (continued)
2022-26BW, F, 144A, FRN, 5.029%, 2/10/44 ............................. $ 138,000 $ 64,581
a
BX Trust ,
e
2025-ARIA, C, 144A, FRN, 5.701%, 12/13/42 ............................. 100,000 99,862
c
2026-CLS, D, 144A, FRN, 7.075%, (1-month SOFR + 3.45%), 5/15/43 .......... 100,000 100,585
CD Mortgage Trust ,
e
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 60,000 39,970
e
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 109,000 104,431
e
2017-CD3, C, FRN, 4.711%, 2/10/50 ................................... 134,000 41,914
a
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 97,038 3,261
a
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 84,000 55,229
e
CFCRE Commercial Mortgage Trust , 2016-C6 , C , FRN , 4.381% , 11/10/49 .........
25,000 21,577
Citigroup Commercial Mortgage Trust ,
e
2015-GC33, C, FRN, 4.48%, 9/10/58 ................................... 83,000 72,353
a,e
2015-GC27, D, 144A, FRN, 4.522%, 2/10/48 ............................. 73,195 71,916
2015-GC33, D, 3.172%, 9/10/58 ....................................... 36,000 22,139
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 106,000 102,947
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 57,761 55,405
e
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 26,413 26,079
a
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. 61,000 40,595
2014-CR17, B, 4.377%, 5/10/47 ....................................... 53,394 53,136
e
2015-DC1, B, FRN, 4.035%, 2/10/48 ................................... 85,000 81,531
a,e
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............................. 100,000 96,684
e
2014-CR16, C, FRN, 4.887%, 4/10/47 .................................. 119,000 116,975
e
2014-CR17, C, FRN, 4.941%, 5/10/47 .................................. 92,000 89,762
a,e
2013-LC13, D, 144A, FRN, 5.548%, 8/10/46 ............................. 96,775 90,647
a,e
2014-CR17, D, 144A, FRN, 5.005%, 5/10/47 ............................. 144,000 127,583
e
2015-CR26, D, FRN, 3.845%, 10/10/48 ................................. 85,000 69,536
a
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 113,000 101,887
a,e
2018-COR3, D, 144A, FRN, 2.965%, 5/10/51 ............................. 40,000 12,660
a,e
2015-LC19, E, 144A, FRN, 4.568%, 2/10/48 .............................. 115,000 106,316
CSAIL Commercial Mortgage Trust ,
e
2015-C1, B, FRN, 3.891%, 4/15/50 .................................... 58,993 57,702
e
2015-C3, C, FRN, 4.338%, 8/15/48 .................................... 45,433 44,050
e
2015-C1, C, FRN, 3.891%, 4/15/50 .................................... 124,000 118,109
e
2015-C2, C, FRN, 4.317%, 6/15/57 .................................... 18,125 17,375
a
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 50,000 28,847
e
2015-C2, D, FRN, 4.317%, 6/15/57 .................................... 55,000 48,631
a,e
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.534% , 8/10/44 ............
110,150 107,732
GS Mortgage Securities Trust ,
2014-GC22, AS, 4.113%, 6/10/47 ...................................... 83,000 77,148
e
2014-GC24, B, FRN, 4.449%, 9/10/47 .................................. 37,337 36,521
a,e
2013-GC13, D, 144A, FRN, 3.994%, 7/10/46 ............................. 105,000 80,187
a,e
2014-GC24, D, 144A, FRN, 4.47%, 9/10/47 .............................. 123,000 87,024
a,e
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 61,000 4,159
e
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-C10, C, FRN, 4.245%, 12/15/47 .................................. 21,639 21,377
a
2011-C3, D, 144A, FRN, 5.71%, 2/15/46 ................................ 145,000 139,181
a
2012-LC9, D, 144A, FRN, 3.691%, 12/15/47 ............................. 100,000 97,684
e
JPMBB Commercial Mortgage Securities Trust ,
2014-C18, B, FRN, 4.659%, 2/15/47 ................................... 40,957 40,696
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 95,000 90,838
2014-C22, C, FRN, 5.512%, 9/15/47 ................................... 73,000 69,266
2013-C12, D, FRN, 4.072%, 7/15/45 ................................... 87,000 82,818

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
JPMBB Commercial Mortgage Securities Trust, (continued)
a
2013-C14, D, 144A, FRN, 4.171%, 8/15/46 .............................. $ 116,000 $ 92,583
a
2014-C23, D, 144A, FRN, 4.173%, 9/15/47 .............................. 100,000 92,900
e
JPMDB Commercial Mortgage Securities Trust ,
2018-C8, C, FRN, 4.913%, 6/15/51 .................................... 53,000 48,619
a
2016-C2, D, 144A, FRN, 3.488%, 6/15/49 ............................... 157,000 75,154
a
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% , 3/10/50 ..........
57,414 57,093
a,e
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 6.571% , 10/15/42 ...
104,000 104,910
Morgan Stanley Bank of America Merrill Lynch Trust ,
e
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 52,002 49,710
e
2013-C10, B, FRN, 4.081%, 7/15/46 ................................... 64,374 61,245
e
2013-C9, C, FRN, 3.827%, 5/15/46 .................................... 58,000 53,737
e
2013-C12, C, FRN, 4.848%, 10/15/46 .................................. 9,088 8,821
e
2015-C22, C, FRN, 4.094%, 4/15/48 ................................... 98,000 83,329
e
2017-C34, C, FRN, 4.306%, 11/15/52 ................................... 60,000 54,199
a
2015-C26, D, 144A, 3.06% , 10/15/48 ................................... 66,070 63,463
a,e
2012-C5, E, 144A, FRN, 4.821%, 8/15/45 ............................... 19,229 19,145
a,e
2012-C6, E, 144A, FRN, 4.489%, 11/15/45 ............................... 124,000 84,939
a,e
2013-C10, F, 144A, FRN, 4.081%, 7/15/46 ............................... 141,000 23,428
Morgan Stanley Capital I Trust ,
e
2015-MS1, C, FRN, 4.162%, 5/15/48 ................................... 94,000 87,827
e
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 126,000 125,124
e
2018-H3, C, FRN, 5.027%, 7/15/51 .................................... 88,000 84,866
a
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................................. 41,000 39,000
a
2018-H3, D, 144A, 3%, 7/15/51 ....................................... 22,000 18,756
a
2018-L1, D, 144A, 3%, 10/15/51 ....................................... 90,000 75,281
a,e
2011-C3, E, 144A, FRN, 5.069%, 7/15/49 ................................ 15,325 15,276
e
UBS Commercial Mortgage Trust ,
2017-C3, C, FRN, 4.495%, 8/15/50 .................................... 94,000 88,647
2018-C11, C, FRN, 5.02%, 6/15/51 .................................... 66,000 60,754
2018-C13, C, FRN, 5.123%, 10/15/51 .................................. 98,000 88,688
a
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 136,000 91,742
a
2018-C15, D, 144A, FRN, 5.307%, 12/15/51 ............................. 17,000 15,449
a
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 74,969 71,502
a,e
VEGAS , 2024-GCS , D , 144A, FRN , 6.424% , 7/10/36 .........................
75,000 74,863
Wells Fargo Commercial Mortgage Trust ,
e
2013-LC12, C, FRN, 3.865%, 7/15/46 .................................. 27,851 26,495
e
2016-BNK1, C, FRN, 3.071%, 8/15/49 .................................. 65,000 47,106
e
2018-C46, C, FRN, 5.118%, 8/15/51 ................................... 51,000 47,167
e
2020-C57, C, FRN, 4.157%, 8/15/53 ................................... 23,000 21,103
a,e
2014-LC18, D, 144A, FRN, 3.957%, 12/15/47 ............................. 84,115 81,250
e
2015-C29, D, FRN, 4.298%, 6/15/48 ................................... 1,252 1,222
2015-C31, D, 3.852%, 11/15/48 ....................................... 135,000 122,846
a,e
2016-C34, D, 144A, FRN, 5.424%, 6/15/49 .............................. 48,653 47,765
a
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 61,000 27,583
a
2019-C50, D, 144A, 3%, 5/15/52 ...................................... 17,000 13,638
a
2020-C55, D, 144A, 2.5%, 2/15/53 ..................................... 100,000 72,749
e
2016-NXS5, D, FRN, 4.955%, 1/15/59 .................................. 51,000 23,716
a
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 18,824 18,458
a,e
2015-C31, E, 144A, FRN, 4.921%, 11/15/48 .............................. 135,000 96,525
e
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 83,329 82,116
2014-C23, B, FRN, 4.408%, 10/15/57 ................................... 50,000 49,150
2012-C10, C, FRN, 4.424%, 12/15/45 .................................. 57,000 48,942
2013-C15, C, FRN, 4.286%, 8/15/46 ................................... 61,000 56,878

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
e
WFRBS Commercial Mortgage Trust, (continued)
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... $ 90,000 $ 86,935
7,078,686
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $7,490,010) .................
7,078,686
Mortgage-Backed Securities 205.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 7%, 11/01/26 - 4/01/32 .............................. 17,558 18,554
FHLMC Pool, 30 Year, 7.5%, 9/01/30 - 7/01/31 ............................. 3,494 3,563
22,117
Federal National Mortgage Association (FNMA) Fixed Rate 164.4%
FNMA, 30 Year, 6.5%, 9/01/36 ......................................... 4,802 4,974
FNMA, 30 Year, 7%, 8/01/33 - 10/01/33 ................................... 33,268 35,165
FNMA, 30 Year, 7.5%, 9/01/30 - 11/01/30 ................................. 1,168 1,192
g
Uniform Mortgage-Backed Securities, 1.5%, TBA, 8/25/41 ..................... 1,000,000 891,474
g
Uniform Mortgage-Backed Securities, 2%, TBA, 7/25/41 ...................... 1,000,000 915,391
g
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/41 ...................... 1,000,000 911,201
g
Uniform Mortgage-Backed Securities, 2%, TBA, 8/25/56 ...................... 5,000,000 3,991,697
g
Uniform Mortgage-Backed Securities, 2.5%, TBA, 7/25/41 ..................... 1,000,000 938,750
g
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/41 ..................... 1,000,000 934,998
g
Uniform Mortgage-Backed Securities, 2.5%, TBA, 8/25/56 ..................... 3,000,000 2,506,172
g
Uniform Mortgage-Backed Securities, 3%, TBA, 7/25/56 ...................... 1,400,000 1,229,812
g
Uniform Mortgage-Backed Securities, 3%, TBA, 8/25/56 ...................... 1,400,000 1,220,187
g
Uniform Mortgage-Backed Securities, 3.5%, TBA, 8/25/56 ..................... 2,300,000 2,084,633
g
Uniform Mortgage-Backed Securities, 4%, TBA, 8/25/56 ...................... 1,000,000 934,060
g
Uniform Mortgage-Backed Securities, 4.5%, TBA, 8/25/56 ..................... 1,850,000 1,770,853
g
Uniform Mortgage-Backed Securities, 5%, TBA, 7/25/56 ...................... 2,500,000 2,465,430
g
Uniform Mortgage-Backed Securities, 5%, TBA, 8/25/56 ...................... 3,750,000 3,680,522
g
Uniform Mortgage-Backed Securities, 5.5%, TBA, 7/25/56 ..................... 500,000 502,695
g
Uniform Mortgage-Backed Securities, 5.5%, TBA, 8/25/56 ..................... 7,400,000 7,413,817
g
Uniform Mortgage-Backed Securities, 6%, TBA, 7/25/56 ...................... 4,000,000 4,088,438
g
Uniform Mortgage-Backed Securities, 6%, TBA, 8/25/56 ...................... 4,000,000 4,076,339
g
Uniform Mortgage-Backed Securities, 6.5%, TBA, 7/25/56 ..................... 500,000 517,422
g
Uniform Mortgage-Backed Securities, 6.5%, TBA, 8/25/56 ..................... 500,000 516,656
41,631,878
Government National Mortgage Association (GNMA) Fixed Rate 40.6%
GNMA I, 30 Year, 6%, 4/15/28 .......................................... 719 728
GNMA I, 30 Year, 6.5%, 4/15/28 ........................................ 14 14
GNMA I, Single-family, 30 Year, 6.5%, 5/15/28 - 8/15/32 ...................... 1,303 1,322
g
GNMA II, Single-family, 30 Year, 2%, 8/15/56 ............................... 1,000,000 818,862
g
GNMA II, Single-family, 30 Year, 2.5%, 8/15/56 ............................. 1,000,000 853,477
g
GNMA II, Single-family, 30 Year, 3%, 8/15/56 ............................... 800,000 709,625
g
GNMA II, Single-family, 30 Year, 3.5%, 7/15/56 ............................. 1,000,000 902,344
g
GNMA II, Single-family, 30 Year, 3.5%, 8/15/56 ............................. 1,000,000 897,855
g
GNMA II, Single-family, 30 Year, 4%, 8/15/56 ............................... 1,000,000 929,066
GNMA II, Single-family, 30 Year, 4.5%, 5/20/48 ............................. 45,406 44,127
g
GNMA II, Single-family, 30 Year, 5%, 8/15/56 ............................... 1,000,000 984,943
GNMA II, Single-family, 30 Year, 5.5%, 4/20/38 ............................. 35,495 36,539
g
GNMA II, Single-family, 30 Year, 5.5%, 8/15/56 ............................. 1,000,000 1,003,742
GNMA II, Single-family, 30 Year, 6%, 4/20/37 - 7/15/56 ....................... 1,024,397 1,046,898
g
GNMA II, Single-family, 30 Year, 6%, 8/15/56 ............................... 1,000,000 1,019,252
GNMA II, Single-family, 30 Year, 6.5%, 7/20/36 ............................. 8,205 8,716

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
g
GNMA II, Single-family, 30 Year, 6.5%, 8/15/56 ............................. $ 1,000,000 $ 1,034,612
10,292,122
Total Mortgage-Backed Securities (Cost $52,084,726) ............................
51,946,117
Residential Mortgage-Backed Securities 17.6%
Financial Services 17.6%
a
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 57,614 57,487
2023-NQM4, A1, 144A, 7.472%, 9/25/68 ................................ 139,674 140,244
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............................... 80,481 80,851
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 70,426 70,579
c
Alternative Loan Trust , 2006-OA19 , A1 , FRN , 3.934% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................................... 127,637 104,389
a
BRAVO Residential Funding Trust , 2024-NQM2 , A1 , 144A, 6.285% , 2/25/64 .......
66,800 67,042
a,c
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.943% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 101,744 91,911
a
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 .................
94,748 94,924
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
103,491 103,736
a,c
FHLMC STACR REMIC Trust ,
2020-HQA3, B2, 144A, FRN, 13.742%, (30-day SOFR Average + 10.114%), 7/25/50 64,000 83,499
2020-DNA4, B2, 144A, FRN, 13.742%, (30-day SOFR Average + 10.114%), 8/25/50 65,000 85,224
2020-DNA5, B2, 144A, FRN, 15.128%, (30-day SOFR Average + 11.5%), 10/25/50 56,000 77,004
a,c
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 8.542%, ( 30-day SOFR Average + 4.914%), 9/25/47 . 173,000 189,629
2019-FTR1, B2, 144A, FRN, 12.092%, (30-day SOFR Average + 8.464%), 1/25/48 200,000 235,888
2018-DNA3, B2, 144A, FRN, 11.492%, (30-day SOFR Average + 7.864%), 9/25/48 431,000 487,041
2018-HQA2, B2, 144A, FRN, 14.742%, (30-day SOFR Average + 11.114%), 10/25/48 413,000 498,062
2019-DNA1, B2, 144A, FRN, 14.492%, (30-day SOFR Average + 10.864%), 1/25/49 32,000 38,721
2019-HQA1, B2, 144A, FRN, 15.992%, ( 30-day SOFR Average + 12.364%), 2/25/49 222,000 264,422
c
FNMA , 2003-W8 , 3F2 , FRN , 4.092% , ( 30-day SOFR Average + 0.464% ), 5/25/42 ...
1,087 1,085
c
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1B, FRN, 13.992%, ( 30-day SOFR Average + 10.364%), 1/25/29 ...... 195,145 196,418
a
2019-R05, 1B1, 144A, FRN, 7.842%, (30-day SOFR Average + 4.214%), 7/25/39 .. 52,004 52,114
a
2020-SBT1, 1M2, 144A, FRN, 7.392%, (30-day SOFR Average + 3.764%), 2/25/40 79,000 80,209
a
2020-R02, 2B1, 144A, FRN, 6.742%, (30-day SOFR Average + 3.114%), 1/25/40 .. 35,000 35,344
a
2022-R02, 2B1, 144A, FRN, 8.128%, (30-day SOFR Average + 4.5%), 1/25/42 ... 35,000 35,692
a
2022-R02, 2M2, 144A, FRN, 6.628%, ( 30-day SOFR Average + 3%), 1/25/42 ..... 267,135 269,971
c
J.P. Morgan Alternative Loan Trust , 2006-A6 , 1A1 , FRN , 4.083% , ( 1-month SOFR +
0.434% ), 11/25/36 ................................................. 45,162 39,796
a,c
J.P. Morgan Mortgage Trust , 2024-9 , A11 , 144A, FRN , 4.978% , ( 30-day SOFR Average
+ 1.35% ), 2/25/55 ................................................. 74,413 74,552
a
MFA Trust , 2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 .........................
88,269 87,904
a,c
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.06% , ( 1-month SOFR +
0.344% ), 2/26/37 .................................................. 45,196 43,944
a
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM2, A1, 144A, 6.386%, 5/25/69 ................................ 112,360 113,038
c
2024-4, AF, 144A, FRN, 4.978%, (30-day SOFR Average + 1.35%), 9/25/54 ...... 32,025 32,099
a
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
95,397 94,669
a
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
93,928 92,815
c
Structured Asset Mortgage Investments II Trust ,
2007-AR7, 1A1, FRN, 5.463%, (1-month SOFR + 1.814%), 5/25/47 ............ 332,436 275,970
2006-AR7, A1BG, FRN, 3.883%, ( 1-month SOFR + 0.234%), 8/25/36 ........... 17,845 15,921
a,e
Towd Point Mortgage Trust , 2019-2 , A2 , 144A, FRN , 3.75% , 12/25/58 ............
102,000 92,623

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR8 , 2AC2 , FRN , 4.683% ,
( 1-month SOFR + 1.034% ), 7/25/45 .................................... $ 45,468 $ 43,748
4,448,565
a a a a a
Total Residential Mortgage-Backed Securities (Cost $4,335,299) ..................
4,448,565
Agency Commercial Mortgage-Backed Securities 31.3%
Financial Services 31.3%
FHLMC ,
3391, Strip, 4/15/37 ................................................ 1,688 1,474
f
5457, IO, 5%, 10/25/54 ............................................. 676,083 143,263
f
4953, AI, IO, 4%, 2/25/50 ............................................ 553,398 112,966
f
304, C37, IO, 3.5%, 12/15/27 ......................................... 1,258 15
c
3065, DC, FRN, 8.738%, (-3 x 30-day SOFR Average + 19.517%), 3/15/35 ....... 35,390 35,945
f
4018, DI, IO, 4.5%, 7/15/41 .......................................... 2,584 8
c,f
5003, DS, IO, FRN, 2.358%, (-1 x 30-day SOFR Average + 5.986%), 8/25/50 ..... 476,456 55,743
c
3408, EK, FRN, 10.875%, (-4 x 30-day SOFR Average + 25.332%), 4/15/37 ...... 6,481 7,358
c
406, F30, FRN, 4.778%, (30-day SOFR Average + 1.15%), 10/25/53 ........... 49,980 50,475
c
5391, FC, FRN, 4.728%, (30-day SOFR Average + 1.1%), 3/25/54 ............. 24,849 25,143
f
5349, IB, IO, 4%, 12/15/46 ........................................... 236,365 49,121
f
5050, IM, IO, 3.5%, 10/25/50 ......................................... 414,570 80,353
f
4136, IQ, IO, 3.5%, 11/15/42 ......................................... 140,481 13,535
f
5071, IV, IO, 3%, 12/25/50 ........................................... 875,657 161,874
f
5459, KI, IO, 5%, 7/25/48 ............................................ 752,730 112,091
c,f
4915, SD, IO, FRN, 2.308%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 ..... 317,476 30,203
c,f
4839, WS, IO, FRN, 2.393%, (-1 x 30-day SOFR Average + 5.986%), 8/15/56 .... 373,182 46,552
a,c
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M1, 144A, FRN, 5.628%, (30-day SOFR Average + 2%), 1/25/51 ..... 12,108 12,097
2021-MN1, M2, 144A, FRN, 7.378%, (30-day SOFR Average + 3.75%), 1/25/51 ... 85,000 86,669
2021-MN3, M2, 144A, FRN, 7.628%, (30-day SOFR Average + 4%), 11/25/51 .... 148,000 152,055
FNMA ,
f
2020-31, IO, 4.5%, 5/25/50 .......................................... 855,829 150,002
f
2020-96, IO, 3%, 1/25/51 ............................................ 646,053 111,158
f
2018-51, BI, IO, 5.5%, 7/25/38 ........................................ 71,173 2,817
2008-53, DO, Strip, 7/25/38 .......................................... 8,158 6,779
f
2012-104, HI, IO, 4%, 9/25/27 ........................................ 2,828 17
f
2023-49, IA, IO, 3%, 8/25/46 ......................................... 385,929 49,032
f
2023-49, IB , IO, 3.5%, 3/25/47 ........................................ 460,663 69,790
f
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 607,289 102,047
f
2021-25, IJ, IO, 3.5%, 5/25/51 ........................................ 353,108 67,737
f
2015-58, KI, IO, 6%, 3/25/37 ......................................... 172,967 26,959
c,f
2011-123, KS, IO, FRN, 2.858%, (-1 x 30-day SOFR Average + 6.486%), 10/25/41 . 9,164 509
f
2020-62, MI, IO, 3.5%, 5/25/49 ........................................ 845,851 150,609
f
2021-12, NI, IO, 2.5%, 3/25/51 ........................................ 612,287 101,180
c,f
2022-51, PS, IO, FRN, 2.322%, (-1 x 30-day SOFR Average + 5.95%), 8/25/52 ... 1,087,830 91,908
c,f
2018-20, SB, IO, FRN, 2.508%, (-1 x 30-day SOFR Average + 6.136%), 3/25/48 .. 235,519 19,349
c,f
2025-52, SB, IO, FRN, 2.172%, (-1 x 30-day SOFR Average + 5.8%), 7/25/55 .... 1,068,937 58,231
a,c
FNMA Multi-family Connecticut Avenue Securities Trust , 2019-01 , M10 , 144A, FRN ,
6.992% , ( 30-day SOFR Average + 3.364% ), 10/25/49 ...................... 194,578 196,669
GNMA ,
f
2012-136, IO, 3.5%, 11/20/42 ......................................... 181,605 22,210
f
2014-76, IO, 5%, 5/20/44 ............................................ 111,412 22,077
e,f
2024-32, IO, FRN, 0.699%, 6/16/63 .................................... 795,179 41,599
e,f
2016-H24, IO, FRN, 2.012%, 9/20/66 ................................... 232,994 13,848
e,f
2017-H09, IO, FRN, 1.834%, 4/20/67 ................................... 185,660 5,608
f
2014-174, AI, IO, 3%, 11/16/29 ........................................ 36,734 677

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f
2021-214, AI, IO, 4% , 12/20/51 ....................................... $ 964,681 $ 186,960
e,f
2014-H21, AI, IO, FRN, 2.139%, 10/20/64 ............................... 178,691 8,970
e,f
2015-H04, AI, IO, FRN, 1.951%, 12/20/64 ............................... 142,959 5,270
e,f
2015-H13, AI, IO, FRN, 2.198%, 6/20/65 ................................ 142,823 9,540
e,f
2015-H14, AI, IO, FRN, 2.474%, 6/20/65 ................................ 177,265 9,928
e,f
2015-H22, AI, IO, FRN, 2.39%, 9/20/65 ................................. 173,104 10,515
e,f
2016-H03, AI, IO, FRN, 1.975%, 1/20/66 ................................ 182,977 8,148
e,f
2016-H10, AI, IO, FRN, 1.752%, 4/20/66 ................................ 151,151 4,449
e,f
2016-H19, AI, IO, FRN, 2.554%, 9/20/66 ................................ 201,183 8,259
e,f
2020-H18, AI, IO, FRN, 2.228%, 9/20/70 ................................ 1,712,775 107,712
c,f
2023-7, AS, IO, FRN, 3.291%, (-1 x 30-day SOFR Average + 6.9%), 1/20/53 ..... 1,266,023 97,580
c,f
2023-56, AS, IO, FRN, 2.551%, (-1 x 30-day SOFR Average + 6.16%), 4/20/53 ... 2,253,190 165,736
f
2014-182, BI, IO, 4%, 1/20/39 ........................................ 132,471 6,572
e,f
2016-H24, BI, IO, FRN, 2.444%, 11/20/66 ............................... 438,930 22,078
e,f
2017-H04, BI, IO, FRN, 2.42%, 2/20/67 ................................. 175,531 7,771
f
2009-121, CI, IO, 4.5%, 12/16/39 ...................................... 161,217 24,443
f
2022-125, CI, IO, 5%, 6/20/52 ........................................ 467,970 87,308
e,f
2015-H20, CI, IO, FRN, 2.564%, 8/20/65 ................................ 144,977 9,125
e,f
2016-H06, DI, IO, FRN, 2.086%, 7/20/65 ................................ 131,993 5,251
c,f
2023-181, DS, IO, FRN, 2.391%, (-1 x 30-day SOFR Average + 6%), 11/20/53 .... 1,889,660 110,692
c,f
2021-117, ES, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 7/20/51 ....... 383,056 47,257
c,f
2023-173, ES, IO, FRN, 3.341%, (-1 x 30-day SOFR Average + 6.95%), 11/20/53 .. 925,625 62,597
c,f
2024-4, ES, IO, FRN, 3.341%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 1,485,040 117,317
f
2021-176, GI, IO, 3%, 10/20/51 ....................................... 661,735 99,205
e,f
2016-H27, GI, IO, FRN, 2.171%, 12/20/66 ............................... 295,765 20,594
e,f
2017-H08, GI, IO, FRN, 2.411%, 2/20/67 ................................ 244,232 21,716
e,f
2015-H10, HI, IO, FRN, 1.941%, 4/20/65 ................................ 235,062 13,919
c,f
2025-62, HS, IO, FRN, 2.446%, (-1 x 1-month SOFR + 6.086%), 11/20/47 ....... 778,309 81,118
c,f
2023-101, HS, IO, FRN, 2.391%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 2,786,348 167,969
c,f
2024-110, HS, IO, FRN, 3.041%, (-1 x 30-day SOFR Average + 6.65%), 7/20/54 .. 748,123 47,174
e,f
2025-H14, IA, IO, FRN, 1.732%, 5/20/75 ................................ 2,193,986 79,398
f
2020-138, IB, IO, 2.5%, 9/20/50 ....................................... 860,834 121,099
f
2024-22, IE, IO, 4%, 8/20/50 ......................................... 629,230 129,587
f
2014-102, IG, IO, 3.5%, 3/16/41 ....................................... 2,937 27
f
2022-30, IG, IO, 3%, 2/20/52 ......................................... 842,003 124,791
f
2013-39, IJ, IO, 4.5%, 3/20/43 ........................................ 338,673 49,053
e,f
2016-H13, IK, IO, FRN, 2.52%, 6/20/66 ................................. 96,110 8,751
f
2021-89, IL, IO, 4.5%, 5/20/51 ........................................ 534,448 124,100
f
2021-8, IP, IO, 2.5%, 1/20/51 ......................................... 1,015,061 144,427
f
2021-188, IW, IO, 3%, 10/20/51 ....................................... 481,608 80,440
e,f
2021-H12, IY, IO, FRN, 0.314%, 8/20/71 ................................ 5,585,178 114,632
f
2020-175, JI, IO, 3.5%, 11/20/50 ...................................... 1,138,178 213,331
f
2021-140, JI, IO, 3%, 8/20/51 ......................................... 275,456 48,483
e,f
2016-H24, JI, IO, FRN, 2.735%, 11/20/66 ................................ 93,240 5,813
e,f
2022-H04, JI, IO, FRN, 1.046%, 2/20/72 ................................. 2,258,545 108,382
f
2015-52, KI, IO, 3.5%, 11/20/40 ....................................... 39,792 1,002
f
2025-214, KI, IO, 5.5%, 12/20/55 ...................................... 231,690 49,344
e,f
2017-H03, KI, IO, FRN, 2.539%, 1/20/67 ................................ 250,241 21,368
f
2016-75, LI, IO, 6%, 1/20/40 ......................................... 88,144 11,870
f
2015-89, LI, IO, 5%, 12/20/44 ......................................... 200,062 33,938
f
2012-38, MI, IO, 4%, 3/20/42 ......................................... 449,645 74,904
f
2015-53, MI, IO, 4%, 4/16/45 ......................................... 140,174 27,194
f
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 836,183 118,697
e,f
2017-H06, MI, IO, FRN, 2.227%, 2/20/67 ................................ 219,630 9,123
e,f
2017-H10, MI, IO, FRN, 1.875%, 4/20/67 ................................ 193,528 5,520
c,f
2020-112, MS, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 8/20/50 ....... 1,103,335 134,540

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f
2020-123, NI, IO, 2.5%, 8/20/50 ....................................... $ 501,058 $ 74,435
f
2021-76, NI, IO, 3%, 8/20/50 ......................................... 963,629 160,946
e,f
2016-H23, NI, IO, FRN, 2.732%, 10/20/66 ............................... 228,777 11,357
e,f
2017-H08, NI, IO, FRN, 2.182%, 3/20/67 ................................ 144,889 5,642
f
2013-6, OI, IO, 5%, 1/20/43 .......................................... 35,986 6,932
e,f
2016-H07, PI, IO, FRN, 2.173%, 3/20/66 ................................ 213,511 14,810
c
2023-66, PS, FRN, 6.353%, (-3 x 30-day SOFR Average + 15.375%), 5/20/53 .... 152,235 143,767
c,f
2026-25, PS, IO, FRN, 2.041%, (-1 x 30-day SOFR Average + 5.65%), 2/20/56 ... 1,119,166 66,488
f
2013-51, QI, IO, 5%, 2/20/43 ......................................... 62,910 6,106
e,f
2016-H18, QI, IO, FRN, 2.447%, 6/20/66 ................................ 154,936 9,261
c,f
2023-19, S, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%), 11/20/49 ........ 1,604,027 160,580
c,f
2022-153, S, IO, FRN, 2.441%, (-1 x 30-day SOFR Average + 6.05%), 5/20/50 .... 1,164,609 105,475
c,f
2024-11, S, IO, FRN, 2.791%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ...... 1,548,884 95,065
c,f
2013-87, SA, IO, FRN, 2.446%, (-1 x 1-month SOFR + 6.086%), 6/20/43 ........ 410,999 39,895
c,f
2020-47, SA, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%), 5/20/44 ........ 333,253 27,478
c,f
2024-96, SC, IO, FRN, 3.041%, (-1 x 30-day SOFR Average + 6.65%), 6/20/54 ... 1,618,632 136,521
c,f
2025-120, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 437,589 43,630
c,f
2019-121, SD, IO, FRN, 2.246%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 203,155 21,111
c,f
2019-125, SG, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%), 10/20/49 ...... 504,174 50,405
c,f
2022-209, SG, IO, FRN, 1.991%, (-1 x 30-day SOFR Average + 5.6%), 12/20/52 .. 3,452,539 187,868
c,f
2011-156, SK, IO, FRN, 2.846%, (-1 x 1-month SOFR + 6.486%), 4/20/38 ....... 1,124,279 107,432
c,f
2021-98, SK, IO, FRN, 2.546%, (-1 x 1-month SOFR + 6.186%), 6/20/51 ........ 666,477 81,108
c,f
2023-13, SL, IO, FRN, 2.641%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 .... 817,941 58,818
c,f
2025-113, SN, IO, FRN, 2.291%, (-1 x 30-day SOFR Average + 5.9%), 7/20/55 ... 1,689,261 109,591
c,f
2013-182, SP, IO, FRN, 2.946%, (-1 x 1-month SOFR + 6.586%), 12/20/43 ...... 88,625 10,753
c,f
2023-20, SP, IO, FRN, 3.391%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 1,504,218 123,644
c,f
2019-110, SQ, IO, FRN, 2.296%, (-1 x 1-month SOFR + 5.936%), 9/20/49 ....... 494,705 51,669
e,f
2015-H23, TI, IO, FRN, 1.933%, 9/20/65 ................................ 108,896 4,752
f
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 751,479 106,953
e,f
2015-H16, XI, IO, FRN, 2.559%, 7/20/65 ................................ 92,797 5,205
7,930,436
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $7,965,323) ..........
7,930,436
Total Long Term Investments (Cost $73,116,774) ................................
72,659,083
a
a a a a
Short Term Investments 12.7%
Shares
a
Management Investment Companies 10.3%
h,i
Putnam Short Term Investment Fund, Class P, 3.837% ....................... 2,607,820 2,607,820
Total Management Investment Companies (Cost $2,607,820) .....................
2,607,820

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 2.4%
j,k
U.S. Treasury Bills, 3.37%, 7/16/26 ...................................... $ 600,000 $ 599,102
Total U.S. Government and Agency Securities (Cost $599,112) ....................
599,102
Total Short Term Investments (Cost $3,206,932) .................................
3,206,922
a
Total Investments (Cost $76,323,706) 299.6% ...................................
$75,866,005
TBA Sale Commitments (60.1)% ...............................................
(15,216,297)
Other Assets, less Liabilities (139.5)% .........................................
(35,319,219)
Net Assets 100.0% ...........................................................
$25,330,489
a a a a a
TBA Sale Commitments (60.1)%
Mortgage-Backed Securities (60.1)%
Federal National Mortgage Association (FNMA) Fixed Rate (52.5)%
l
Uniform Mortgage-Backed Securities ,
2%, TBA, 7/25/41 ................................................... (1,000,000) (915,391)
2%, TBA, 8/25/56 ................................................... (400,000) (318,906)
2.5%, TBA, 7/25/41 .................................................. (1,000,000) (938,750)
3%, TBA, 7/25/56 ................................................... (1,400,000) (1,229,812)
3.5%, TBA, 8/25/56 .................................................. (1,700,000) (1,540,625)
4.5%, TBA, 8/25/56 .................................................. (400,000) (382,875)
5%, TBA, 7/25/56 ................................................... (2,500,000) (2,465,430)
5%, TBA, 8/25/56 ................................................... (400,000) (392,281)
5.5%, TBA, 7/25/56 .................................................. (500,000) (502,695)
6%, TBA, 7/25/56 ................................................... (4,000,000) (4,088,438)
6.5% , TBA, 7/25/56 .................................................. (500,000) (517,422)
(13,292,625)
Government National Mortgage Association (GNMA) Fixed Rate (7.6)%
l
GNMA II, Single-family, 30 Year ,
3.5%, 7/15/56 ...................................................... (1,000,000) (902,344)
6%, 7/15/56 ....................................................... (1,000,000) (1,021,328)
(1,923,672)
Total TBA Sale Commitments (Proceeds $(15,216,680)) ..........................
$(15,216,297)

Putnam Variable Trust
Schedule of Investments (unaudited)
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2026, the aggregate value of these securities was $8,601,727, representing 34.0% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( d ).
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
e
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
h
See Note 3 ( f ) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
The rate shown represents the yield at period end.
k
A portion or all of the security has been segregated as collateral for TBA securities. At June 30, 2026, the aggregate value of these securities pledged amounted to $2,996, representing less than 0.1% of net assets.
l
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( d ).

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following forward premium swap options contracts outstanding. See Note 1 ( e ).
At June 30, 2026 , the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
3.428%/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 $ 97,426 $ (79,605)
(3.428%)/1-day SOFR/Aug-37/(Purchased) BOFA 8/13/27 / 3.428% 1,692,900 97,426 4,407
3.953%/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 3.953% 527,300 18,785 (10)
(4.453%)/1-day SOFR/Jun-39/(Purchased) BOFA 6/18/29 / 4.453% 527,300 18,785 (82)
(4.2%)/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (3,192)
4.2%/1-day SOFR/Aug-60/(Purchased) BOFA 8/26/30 / 4.2% 175,700 21,910 (3,217)
3.39%/1-day SOFR/Oct-28/(Written) CITI 10/06/26 / 3.39% 10,000,000 (83,000) 77,242
(3.4%)/1-day SOFR/Oct-28/(Purchased) CITI 10/06/26 / 3.4% 10,000,000 45,000 78,512
(3.95%)/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.95% 2,319,100 107,954 (47,351)
3.45%/1-day SOFR/Mar-37/(Purchased) CITI 3/29/27 / 3.45% 2,319,100 102,968 (88,209)
(4.296%)/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 178,700 13,045 (1,876)
4.296%/1-day SOFR/Jun-58/(Purchased) CITI 6/12/28 / 4.296% 178,700 13,045 1,213
4.33%/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (15,136)
(4.33%)/1-day SOFR/May-52/(Purchased) DBAB 5/19/32 / 4.33% 614,600 76,979 (12,308)
(4.825%)/1-day SOFR/May-57/(Purchased) NATW 4/30/27 / 4.825% 1,892,100 68,494 (44,056)
Unrealized appreciation 161,374
Unrealized (depreciation) (295,042)
Total $(133,668)
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.A.15 . (2.00)% Monthly JPHQ 11/18/64 4,000 $ 170 $ 364 $ (194)
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 131,000 73,142 57,068 16,074
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 183,000 74,731 68,210 6,521
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 77,000 9,590 6,665 2,925
CMBX.NA.BB.6 . (5.00)% Monthly JPHQ 5/11/63 10,000 1,246 5,148 (3,902)
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 35,000 13,298 15,155 (1,857)
CMBX.NA.BB.8 . (5.00)% Monthly GSCO 10/17/57 13,000 4,939 5,308 (369)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 6,000 2,279 2,635 (356)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly CITI 11/17/59 46,000 13,436 13,826 (390)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly MSCO 11/17/59 219,000 63,966 70,816 (6,850)
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 189,000 20,475 23,604 (3,129)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 285,000 57,594 80,881 (23,287)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 63,000 12,731 11,434 1,297

Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Variable Trust
Schedule of Investments
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Buy Protection
c
(continued)
Traded Index (continued)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 126,000 $ 27,904 $ 26,419 $ 1,485
CMBX.
NA.BBB-.13 .. (3.00)% Monthly JPHQ 12/16/72 81,000 17,938 15,690 2,248
CMBX.NA.BBB-.8 (3.00)% Monthly CITI 10/17/57 84,000 14,842 16,227 (1,385)
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 82,000 14,489 16,880 (2,391)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 63,000 14,406 11,316 3,090
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.A.13 . 2.00% Monthly JPHQ 12/16/72 1,000 (58) (81) 23
Investment
Grade
CMBX.NA.A.13 . 2.00% Monthly MLCO 12/16/72 174,000 (9,996) (22,920) 12,924
Investment
Grade
CMBX.NA.A.15 . 2.00% Monthly MLCO 11/18/64 4,000 (170) (65) (105)
Investment
Grade
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 25,000 (13,958) (2,006) (11,952)
Non-
Investment
Grade
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 118,000 (48,188) (48,805) 617
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 96,000 (11,957) (16,692) 4,735
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly GSCO 5/11/63 16,000 (1,993) (2,778) 785
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 3,000 (373) (335) (38)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 218,000 (27,151) (35,414) 8,263
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 14,000 (2,688) (3,182) 494
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 9,000 (1,728) (1,848) 120
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 7,000 (1,344) (1,591) 247
Investment
Grade
Total Credit Default Swap Contracts ........................................ $317,572 $311,929 $5,643
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Variable Trust
Schedule of Investments
Putnam VT Mortgage Securities Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2026 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.04% .... Annual 9/16/28 45,433,000 $ (13,000) $ (102,248) $ 89,248
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 6,595,000 (29,958) (38,387) 8,429
Receive Fixed 4.06% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 7,923,000 52,569 54,345 (1,776)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.16% .... Annual 9/16/36 5,611,000 (58,109) (36,940) (21,169)
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 862,000 22,856 13,898 8,958
Total Interest Rate Swap Contracts ................................. $(25,642) $ (109,332) $83,690
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 34 .

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Mortgage
Securities Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $73,715,886
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 2,607,820
Value - Unaffiliated issuers .................................................................. $73,258,185
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 2,607,820
Cash .................................................................................... 122,402
Receivables:
Receivable for sales of TBA securities (Note 1 d ) .................................................. 15,217,063
Capital shares sold ........................................................................ 150,121
Dividends and interest ..................................................................... 216,431
Affiliates ................................................................................ 27,786
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 858,580
Variation margin on centrally cleared swap contracts ............................................... 51,499
OTC swap contracts (upfront payments ) .......................................................... 447,646
Unrealized appreciation on forward premium swap option contracts ..................................... 161,374
Unrealized appreciation on OTC swap contracts .................................................... 61,848
Prepaid expenses .......................................................................... 19,850
Total assets .......................................................................... 93,200,605
Liabilities:
Payables:
Investment securities purchased .............................................................. 225,996
Payable for purchases of TBA securities (Note 1 d ) ................................................ 51,693,748
Capital shares redeemed ................................................................... 10,831
Administrative fees ........................................................................ 143
Distribution fees .......................................................................... 2,549
Transfer agent fees ........................................................................ 3,004
Trustees' fees and expenses ................................................................. 34,251
Deposits from brokers for:
OTC derivative contracts .................................................................. 120,000
OTC swap contracts (upfront receipts ) ........................................................... 135,717
Unrealized depreciation on OTC swap contracts .................................................... 56,205
Unrealized depreciation on forward premium swap option contracts ..................................... 295,042
TBA sale commitments, at value (proceeds $15,216,680) (Note 1d) ..................................... 15,216,297
Accrued expenses and other liabilities ........................................................... 76,333
Total liabilities ......................................................................... 67,870,116
Net assets, at value ................................................................. $25,330,489
Net assets consist of:
Paid-in capital ............................................................................. $54,113,902
Total distributable earnings (losses) ............................................................. (28,783,413)
Net assets, at value ................................................................. $25,330,489

Putnam Variable Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT
Mortgage
Securities Fund
Class IA:
Net assets, at value ....................................................................... $12,767,889
Shares outstanding ........................................................................ 2,109,833
Net asset value and maximum offering price per share
a
............................................. $6.05
Class IB:
Net assets, at value ....................................................................... $12,562,600
Shares outstanding ........................................................................ 2,083,890
Net asset value and maximum offering price per share
a
............................................. $6.03
a
Net asset value per share may not recalculate due to rounding.

Putnam Variable Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam VT
Mortgage
Securities Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 f ) ............................................................. $65,157
Interest:
Unaffiliated issuers:
Paydown gain (loss) ..................................................................... (82,970)
Paid in cash
a
........................................................................... 728,753
Total investment income ................................................................... 710,940
Expenses:
Management fees (Note 3 a ) ................................................................... 46,320
Administrative fees (Note 3 b ) .................................................................. 190
Distribution fees: (Note 3c )
Class IB ................................................................................ 15,631
Transfer agent fees: (Note 3d )
Class IA ................................................................................ 4,507
Class IB ................................................................................ 4,421
Custodian fees ............................................................................ 128
Reports to shareholders fees .................................................................. 25,035
Professional fees ........................................................................... 61,707
Trustees' fees and expenses (Note 3 e ) ........................................................... 592
Other .................................................................................... 1,485
Total expenses ......................................................................... 160,016
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (81,240)
Net expenses ......................................................................... 78,776
Net investment income ................................................................ 632,164
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (21,048)
Forward premium swap option contracts ........................................................ 347
Futures contracts ......................................................................... 400,533
TBA sale commitments ..................................................................... 35,293
Swap contracts ........................................................................... 222,582
Net realized gain (loss) .................................................................. 637,707
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (367,746)
Translation of other assets and liabilities denominated in foreign currencies .............................. 13
Forward premium swap option contracts ........................................................ 57,517
Futures contracts ......................................................................... (96,833)
TBA sale commitments ..................................................................... 383
Swap contracts ........................................................................... 175,306
Net change in unrealized appreciation (depreciation) ............................................ (231,360)
Net realized and unrealized gain (loss) ............................................................ 406,347
Net increase (decrease) in net assets resulting from operations .......................................... $1,038,511
a
Includes amortization of premium and accretion of discount.

Putnam Variable Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam VT Mortgage Securities Fund
Six Months Ended
June 30, 2026
(unaudited)
Year Ended
December 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $632,164 $1,603,095
Net realized gain (loss) ................................................. 637,707 (330,859)
Net change in unrealized appreciation (depreciation) ........................... (231,360) 1,057,542
Net increase (decrease) in net assets resulting from operations ................ 1,038,511 2,329,778
Distributions to shareholders:
Class IA ............................................................ (869,161) (1,131,019)
Class IB ............................................................ (786,706) (1,135,131)
Total distributions to shareholders .......................................... (1,655,867) (2,266,150)
Capital share transactions: (Note 2 )
Class IA ............................................................ 116,405 (958,343)
Class IB ............................................................ 86,421 (654,504)
Total capital share transactions ............................................ 202,826 (1,612,847)
Net increase (decrease) in net assets ................................... (414,530) (1,549,219)
Net assets:
Beginning of period ..................................................... 25,745,019 27,294,238
End of period .......................................................... $25,330,489 $25,745,019

Putnam Variable Trust

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Semiannual Report
Notes to Financial Statements (unaudited)
Putnam VT Mortgage Securities Fund
1. Organization and Significant Accounting Policies
Putnam Variable Trust  (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of twenty separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946,
Financial Services – Investment Companies (ASC 946) and
applies the specialized accounting and reporting guidance
in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946. Putnam VT
Mortgage Securities Fund (Fund) is included in this report.
Shares of the Fund are generally sold only to insurance
company separate accounts to fund the benefits of variable
life insurance policies or variable annuity contracts. The
Fund offers two classes of shares: Class IA and Class IB.
Each class of shares may differ by its distribution fees, voting rights on matters affecting a single class and its exchange
privilege.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
1. Organization and Significant Accounting Policies
(continued)
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8  regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2026, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately on the Statement of
Operations. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IA Shares: 122065 –
Shares sold ................................... 71,427 $436,002 112,379 $681,942
Shares issued in reinvestment of distributions .......... 146,818 869,161 190,728 1,131,019
Shares redeemed ............................... (193,811) (1,188,758) (449,607) (2,771,304)
Net increase (decrease) .......................... 24,434 $116,405 (146,500) $(958,343)
1. Organization and Significant Accounting Policies
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended June 30, 2026, the annualized gross effective investment management fee rate was 0.367% of the
Fund’s average daily net assets.
Six Months Ended
June 30, 2026
Year Ended
December 31, 2025
Shares Amount Shares Amount
Class IB Shares: 74141 –
Shares sold ................................... 263,158 $1,597,259 593,595 $3,624,693
Shares issued in reinvestment of distributions .......... 133,340 786,706 192,069 1,135,131
Shares redeemed ............................... (371,253) (2,297,544) (885,049) (5,414,328)
Net increase (decrease) .......................... 25,245 $86,421 (99,385) $(654,504)
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
Annualized Fee Rate Net Assets
0.550% of the first $5 billion,
0.500% of the next $5 billion,
0.450% of the next $10 billion,
0.400% of the next $10 billion,
0.350% of the next $50 billion,
0.330% of the next $50 billion,
0.320% of the next $100 billion and
0.315% of any excess thereafter.
2. Shares of Beneficial Interest
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.07% of the Fund’s average daily net assets.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
Maximum % Approved %
Class IB .................................................................. 0.35% 0.25%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended June 30, 2026, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through April 30, 2028, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the
Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through April 30, 2028, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses and acquired fund fees and expenses) would not exceed an annual rate of 0.50% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended June 30, 2026, there were no credits earned.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam VT Mortgage Securities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.837% ...... $4,299,487 $5,609,352 $(7,301,019) $— $— $2,607,820 2,607,820 $65,157
Total Affiliated Securities ... $4,299,487 $5,609,352 $(7,301,019) $— $— $2,607,820 $65,157
3. Transactions with Affiliates
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam VT Mortgage Securities Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
At June 30, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2026, aggregated
$292,111,006 and $332,887,532, respectively.
7. Credit Risk and Defaulted Securities
At June 30, 2026, the Fund had 10.2% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At June 30,
2026, the value of this security was $28,256, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
8. Other Derivative Information
At June 30, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,825,412
Long term ................................................................................ 5,448,472
Total capital loss carryforwards ............................................................... $26,273,884
Cost of investments .......................................................................... $64,577,087
Unrealized appreciation ........................................................................ $1,609,549
Unrealized depreciation ........................................................................ (5,378,666)
Net unrealized appreciation (depreciation) .......................................................... $(3,769,117)
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Mortgage Securities Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 106,635
a
Variation margin on centrally
cleared swap contracts
$ 22,945
a

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Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
For the period ended June 30, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2026, the average month end notional amount of futures contracts, swap contracts and options represented $12,550,525, $47,018,157 and $37,271,429, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam VT Mortgage Securities Fund (continued)
Unrealized appreciation on
forward premium swap option
contracts
$ 161,374 Unrealized depreciation on
forward premium swap option
contracts
$ 295,042
Credit contracts ............
OTC swap contracts (upfront
payments)
447,646 OTC swap contracts (upfront
receipts)
135,717
Unrealized appreciation on OTC
swap contracts
61,848 Unrealized depreciation on OTC
swap contracts
56,205
Total .................... $777,503 $509,909
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam VT Mortgage Securities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $400,533 Futures contracts $(96,833)
Swap contracts 230,418 Swap contracts 147,290
Forward premium swap option
contracts 347
Forward premium swap option
contracts 57,517
Credit contracts ...............
Swap contracts (7,836) Swap contracts 28,016
Total ....................... $623,462 $135,990
8. Other Derivative Information
(continued)

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Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
At June 30, 2026, the Fund's OTC derivative assets and liabilities are as follows:
At June 30, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam VT Mortgage Securities Fund
Forward Premium Swap Option Contracts ................... $ 161,374 $ 295,042
Swap Contracts ....................................... 509,494 191,922
Total ............................................. $670,868 $486,964
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
Net Amount
(Not less
than zero)
Putnam VT Mortgage Securities Fund
Counterparty
BOFA .................... $ 4,407 $ (4,407) $ — $ — $ —
CITI ..................... 362,044 (233,034) — (10,000) 119,010
DBAB ................... — — — — —
GSCO ................... 154,773 (8,124) — (110,000) 36,649
JPHQ ................... 23,473 (18,135) — — 5,338
MLCO ................... 12,924 (12,924) — — —
MSCO ................... 113,247 (46,602) — — 66,645
NATW ................... — — — — —
Total ................... $670,868 $(323,226) $— $(120,000) $227,642
$ 1
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
At June 30, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 34 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2026, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam VT Mortgage Securities Fund
Counterparty
BOFA .................... $ 86,106 $ (4,407) $ — $ — $ 81,699
CITI ..................... 233,034 (233,034) — — —
DBAB ................... 27,444 — — — 27,444
GSCO ................... 8,124 (8,124) — — —
JPHQ ................... 18,135 (18,135) — — —
MLCO ................... 23,463 (12,924) — — 10,539
MSCO ................... 46,602 (46,602) — — —
NATW ................... 44,056 — — — 44,056
Total ................... $486,964 $(323,226) $— $— $163,738
8. Other Derivative Information
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Putnam VT Mortgage Securities Fund
Assets:
Investments in Securities:
a
Asset-Backed Securities ................... $ — $ 1,255,279 $ — $ 1,255,279
Commercial Mortgage-Backed Securities ...... — 7,078,686 — 7,078,686
Mortgage-Backed Securities ................ — 51,946,117 — 51,946,117
Residential Mortgage-Backed Securities ....... — 4,448,565 — 4,448,565
Agency Commercial Mortgage-Backed Securities — 7,930,436 — 7,930,436
Short Term Investments ................... 2,607,820 599,102 — 3,206,922
Total Investments in Securities ........... $2,607,820 $73,258,185 $— $75,866,005
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $161,374 $— $161,374
Swap Contracts ......................... — 168,483 — 168,483
Total Other Financial Instruments ......... $— $329,857 $— $329,857
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 15,216,297 $ — $ 15,216,297
Forward Premium Swap Option Contracts ...... — 295,042 — 295,042
Swap Contracts ......................... — 79,150 — 79,150
Total Other Financial Instruments ......... $— $15,590,489 $— $15,590,489
a
For detailed categories, see the accompanying Schedule of Investments.
10. Fair Value Measurements
(continued)

Putnam Variable Trust
Notes to Financial Statements (unaudited)

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Putnam VT Mortgage Securities Fund
(continued)
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
NATW
Natwest Markets plc
Index
CMBX.NA
CMBX North America Index
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.68%

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Putnam VT Mortgage Securities Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), and a subadvisory agreement between the
Advisor and Putnam Investment Management, LLC (“Putnam Management” and together with FTIML, the “Subadvisors”)
(collectively, the “Management Contracts”). The Advisor, FTIML, and Putnam Management are each direct or indirect, wholly-
owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel.
Throughout this process, the Contract Committee was assisted by the Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
4. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least
April 30, 2028. The Advisor also contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual fund operating expenses of your fund (excluding payments under your fund’s distribution plans, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would exceed an annual rate of 0.50% of its average net assets through at least April 30, 2028. During its fiscal year ending in 2025, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the second quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial

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markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Variable Insurance Products (Underlying Funds) – U.S. Mortgage Funds) for the one-year, three-
year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):
For the one-year, three-year and five-year periods ended December 31, 2025, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2025, there were 13 funds in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and
One-year period Three-year period Five-year period
1st 1st 1st

Putnam Variable Trust

franklintempleton.com
Semiannual Report
industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

38988-SFSOI 08/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Variable Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	August 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	August 27, 2026